Cash and Cash Equivalents (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value, Total	$ 106,836	$ 47,676	$ 1,021,023